21 Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Financing [Abstract]
Schedule of borrowings

								Contractual	Effective		12.31.2020	12.31.2019
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
FOREIGN CURRENCY
National Treasury Department (STN - Secretaria do Tesouro Nacional)
Par Bond	Copel	Debt negotiation	Guarantees deposited(21.1).	05.20.1998	1	04.11.2024	Half-yearly	6.0% + 0.20%	6.0% + 0.20%	17,315	82,933	64,325
Discount Bond				05.20.1998	1	04.11.2024	Half-yearly	2.8125% + 0,20%	2.8125% + 0,20%	12,082	57,404	44,658
Total foreign currency											140,337	108,983
LOCAL CURRENCY
Banco do Brasil
CCB 306.401.381 (a)	Copel HOL	Working Capital	Credit assigment	12.19.2019	5	03.25.2022	Quarterly	120.00% of DI	126.99% of DI	640,005	640,177	640,530
NCI 306.401.445	Copel HOL			02.24.2017	2	02.15.2020	Half-yearly	124.5% of DI	136.15% of DI	77,000	-	39,446
											640,177	679,976
Eletrobras
983/95		National Program for Watering - Proni.	Own revenue; issue of promissory notes and commercial duplicates.	12.22.1994	80	11.15.2020	Quarterly	8.0%	8.0%	11	-	26
984/95				12.22.1994	80	11.15.2020	Quarterly	8.0%	8.0%	14	-	11
985/95				12.22.1994	80	08.15.2021	Quarterly	8.0%	8.0%	61	-	11
206/07		Rural Electricity Program - Luz para Todos.		03.03.2008	120	08.30.2020	Monthly	5.0%+ 1.0%	5.05%	109,642	-	5,953
273/09				02.18.2010	120	12.30.2022	Monthly	5.0%+ 1.0%	5.0%+ 1.0%	63,944	-	4,933
											-	10,934
Caixa Econômica Federal
415.855-22/14	Copel DIS	Rural Electricity Program - Luz para Todos.	Own revenue; issue of promissory notes and commercial duplicates.	03.31.2015	120	12.08.2026	Monthly	6.0%	6.0%	16,984	11,496	13,410
3153-352		Acquisition of machinery, equipment and IT and automation equipment.	Assignment of trade notes receivable.	11.01.2016	36	12.15.2021	Monthly	5.5 % above TJLP	5.5 % above TJLP	1,156	165	331
											11,661	13,741
Finep
21120105-00	Copel Tel	BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).	Lock of proceeds received in current account.	07.17.2012	81	10.15.2020	Monthly	4.0%	4.39%	-	-	2,626
21120105-00				07.17.2012	81	10.15.2020	Monthly	3.5% + TR	3.88% + TR	-	-	2,219
											-	4,845
Banco do Brasil - BNDES Transfer
21/02000-0	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	04.16.2009	179	01.15.2028	Monthly	2.13% above TJLP	2.13% above TJLP	169,500	83,936	95,807
											83,936	95,807

(a) On March 25, 2021, the debt was renegotiated, with the final maturity date being changed to March 25, 2023 and the amount of financial charges to 135% of the DI p.y.

								Contractual	Effective		12.31.2020	12.31.2019
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
BNDES
820989.1	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	03.17.2009	179	01.15.2028	Monthly	1.63% above TJLP	1.63% above TJLP	169,500	83,935	95,807
1120952.1		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.	Assignment of receivables; revenue from energy transmission services.	12.16.2011	168	04.15.2026	Monthly	1.82% and 1.42% above TJLP	1.82% and 1.42% above TJLP	44,723	17,756	21,090
1220768.1		Implementation of Cavernoso II SHP.	Revenue from energy sales from the plant.	09.28.2012	192	07.15.2029	Monthly	1.36% above TJLP	1.36% above TJLP	73,122	41,405	46,240
13211061		Implementation of Colíder HPP.	Assignment of receivables	12.04.2013	192	10.15.2031	Monthly	0% and 1.49% above TJLP	6.43% and 7.68%	1,041,155	748,083	817,329
13210331		Implementation of Cerquilho III substation.		12.03.2013	168	08.15.2028	Monthly	1.49% and 1.89% above TJLP	1.49% and 1.89% above TJLP	17,644	10,069	11,385
15206041		Implementation of transmission line Assis - Paraguaçu Paulista II.		12.28.2015	168	06.15.2030	Monthly	2.42% above TJLP	9.04%	34,265	20,280	22,419
15205921		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.		12.28.2015	168	12.15.2029	Monthly	2.32% above TJLP	8.93%	21,584	12,171	13,526
18205101		Implementation of Baixo Iguaçu HPP.		11.22.2018	192	06.15.2035	Monthly	1.94% above TJLP	8.5%	194,000	184,087	196,827
19207901- A+B+E+F+G+H		Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.		06.03.2020	279	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	206,882	158,351	-
19207901- C+D+I+J		Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenal and Baixo Iguaçu - Realeza.		06.03.2020	267	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	225,230	110,699	-
14205611-A	Copel DIS	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).	Surety of Copel; assignment of revenues and indemnity rights under the concession.	12.15.2014	72	01.15.2021	Monthly	2.09% above TJLP	8.37%	41,583	585	7,611
14205611-B				12.15.2014	6	02.15.2021	Annual	2.09 above TR BNDES	2.09 above TR BNDES	17,821	4,329	8,288
14205611-C				12.15.2014	113	06.15.2024	Monthly	6.0%	6.0%	78,921	27,434	35,267
14205611-D				12.15.2014	57	02.15.2021	Monthly	TJLP	TJLP	750	2	11
14.2.1271.1	Santa Maria	Construction and implementation of wind generating plants.	Surety of Copel; pledge of shares; assignment of receivables and revenues.	06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	71,676	41,665	45,582
14.2.1272.1	Santa Helena			06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	82,973	45,208	49,458
11211521	GE Farol		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.	03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	54,100	37,470	41,388
11211531	GE Boa Vista			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	40,050	27,701	30,598
11211541	GE S.B. do Norte			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	90,900	62,824	69,394
11211551	GE Olho D'Água			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	97,000	67,096	74,112
18204611	Cutia		Pledge of shares; assignment of receivables.	10.25.2018	192	07.15.2035	Monthly	2.04% above TJLP	8.37%	619,405	588,169	611,457
13212221 - A	Costa Oeste	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.	Assignment of receivables; 100% of pledged shares.	12.03.2013	168	11.30.2028	Monthly	1.95% + TJLP	1.95% + TJLP	27,634	17,046	19,203
13212221 - B				12.03.2013	106	09.30.2023	Monthly	3.5%	3.5%	9,086	2,194	2,992
14205851 - A	Marumbi	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.		07.08.2014	168	06.30.2029	Monthly	2.00% + TJLP	2.00% + TJLP	33,460	22,029	24,627
14205851 - B				07.08.2014	106	04.30.2024	Monthly	6.0%	6.0%	21,577	7,550	9,813
											2,338,138	2,254,424

Total local currency											3,073,912	3,059,727
										Gross debt	3,214,249	3,168,710
										(-) Transaction cost	(25,718)	(26,327)
										Net debt	3,188,531	3,142,383
										Current	717,677	255,521
										Noncurrent	2,470,854	2,886,862

Schedule of borrowings by currency and index
21.2	Breakdown of loans and financing by currency and index

		12.31.2020%		12.31.2019%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	28.93	140,337	4.40	108,983	3.47
		140,337	4.40	108,983	3.47
Local currency - indexes at period end (%)
TJLP	4.55	2,090,340	65.58	2,271,187	72.30
CDI	1.90	638,431	20.02	676,720	21.54
TR	0.00	-	-	2,202	0.07
IPCA	4.52	270,749	8.49	8,288	0.26
Without indexer (annual fixed rate)	-	48,674	1.51	75,003	2.36
		3,048,194	95.60	3,033,400	96.53
		3,188,531	100.00	3,142,383	100.00

Schedule of maturity of noncurrent installments
21.3	Maturity of noncurrent installments

12.31.2020	Gross debt	(-) Transaction cost	Net debt
2022	328,538	(2,054)	326,484
2023	202,249	(1,732)	200,517
2024	337,272	(1,738)	335,534
2025	195,764	(1,735)	194,029
2026	195,846	(1,738)	194,108
After 2026	1,233,752	(13,570)	1,220,182
	2,493,421	(22,567)	2,470,854

Schedule of changes in loans and financing
21.4	Changes in loans and financing

	Foreign currency	Local currency	Total
Balance as of January 1, 2019	104,751	3,942,556	4,047,307
Funding	-	796,296	796,296
Charges	5,599	268,950	274,549
Monetary and exchange variations	4,170	6,907	11,077
Amortization - principal	-	(1,660,869)	(1,660,869)
Payment - charges	(5,537)	(320,440)	(325,977)
Balance as of December 31, 2019	108,983	3,033,400	3,142,383
Funding	-	263,000	263,000
Charges	6,928	176,337	183,265
Monetary and exchange variations	31,189	5,869	37,058
Amortization - principal	-	(253,700)	(253,700)
Payment - charges	(6,763)	(176,712)	(183,475)
Balance as of December 31, 2020	140,337	3,048,194	3,188,531
(a) Reclassification to Assets classified as held for sale (Note 40).

Schedule of financial covenants

The financial covenants contained in the agreements are presented below:

Company	Contract	Annual financial index	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1,3
Banco do Brasil No. 21/02000-0 - Mauá
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / adjusted EBITIDA	≤ 4,0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1,3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1,3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Cutia	BNDES Finem No. 18204611	Debt service coverage ratio (a)	≥ 1,2
Costa Oeste	BNDES Finem No. 13212221	Debt service coverage ratio	≥ 1,3
Marumbi	BNDES Finem No. 14205851	Debt service coverage ratio	≥ 1,3
Financing for businesses - Finem
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.